Borrowings - Notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Notes payable	$ 988,563	$ 1,224,981
Advances with FHLB with maturities ranging from 2022 Through 2029
Debt Instrument
Advances with the FHLB	492,429	542,469
Advances with FRB | Fixed rate with maturities on 2022 paying interest annually
Debt Instrument
Notes payable	0	1,009
Unsecured senior debt | Fixed Rate with maturities on 2023 paying interest semiannually
Debt Instrument
Notes payable	297,842	296,574
Junior subordinated debt | Fixed Rate with maturities on 2034
Debt Instrument
Notes payable	$ 198,292	$ 384,929